Loans Payable - Schedule of continuity of loans payable (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about borrowings [Line Items]
Beginning balance	$ 2,713,073	$ 2,827,024
Additions	18,361,495
Interest	207,678	166,846
Foreign exchange movement	251,338	(280,797)
Ending balance	21,533,584	2,713,073
Less: Current portion	(4,396,191)	(2,713,073)
Non-current portion	17,137,393	0
Norway Acquisition [Member]
Disclosure of detailed information about borrowings [Line Items]
Beginning balance	2,713,073	2,827,024
Additions	0
Interest	207,678	166,846
Foreign exchange movement	251,338	(280,797)
Ending balance	3,172,089	2,713,073
Less: Current portion	(3,172,089)
Non-current portion	0
Boden Technologies Ab [Member]
Disclosure of detailed information about borrowings [Line Items]
Beginning balance	0	0
Additions	18,361,495
Interest	0	0
Foreign exchange movement	0	0
Ending balance	18,361,495	$ 0
Less: Current portion	(1,224,102)
Non-current portion	$ 17,137,393